Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [line items]
Current tax liability	£ 32	£ 32
Current Tax Provisions	35	27
Remining current tax provisions	44
Provision For Tax Uncertainties	25	23
Net deferred tax liabilities	11	11
State Aid Provision Release	63	0	£ 0
Interest on tax receivable	8
Tax Refund Receivable.	97
Other provisions	36	40
Provision ForInterest On Taxes [Member]
Income tax [line items]
Other provisions	5
Provision for taxes other than income tax [member]
Income tax [line items]
Other provisions	£ 63
UK [member] | Pillar Two Income Taxes [member] | After First Of January Two Thousand And Twenty Four [member]
Income tax [line items]
Income tax rate as per applicable statute	15.00%
2019 tax year [member]
Income tax [line items]
Current Tax Provisions						£ 21
2020 tax year [member]
Income tax [line items]
Current Tax Provisions					£ 9
2021 tax year [member]
Income tax [line items]
Current Tax Provisions				£ 6
2022 tax year [member]
Income tax [line items]
Current Tax Provisions			£ 3
2023 tax year [member]
Income tax [line items]
Current Tax Provisions		£ 3
2024 tax year [member]
Income tax [line items]
Current Tax Provisions	£ 2
Two Thousand Seventeen And Earlier Tax Year [Member]
Income tax [line items]
Income Tax Examination, Amount under Examination	£ 16